DoubleLine Yield Opportunities Fund	(Unaudited)

Schedule of Investments	December 31, 2025

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
ASSET BACKED OBLIGATIONS - 1.7%
	Apollo Aviation Securitization Equity Trust
408,500	Series 2024-1A-B	6.90	%(a)	05/16/2049	416,181
273,510	Series 2024-2A-B	6.61	%(a)	09/16/2049	276,497
	AVANT Loans Funding Trust
725,000	Series 2025-REV1-D	8.39	%(a)	05/15/2034	739,127
	Blue Stream Communications LLC
2,500,000	Series 2023-1A-C	8.90	%(a)	05/20/2053	2,554,925
	Compass Datacenters LLC
750,000	Series 2024-1A-B	7.00	%(a)	02/25/2049	766,063
	GreenSky LLC
800,000	Series 2025-3A-E	7.83	%(a)	12/27/2060	801,862
	JetBlue Airways Corp.
775,450	Series 2019-1-B	8.00%		05/15/2029	790,193
	JOL Air Ltd.
2,469,944	Series 2019-1-B	4.95	%(a)	04/15/2044	2,466,561
	Kestrel Aircraft Funding USA LLC
261,320	Series 2018-1A-A	4.25	%(a)	12/15/2038	261,938
	MACH 1 Cayman Ltd.
96,539	Series 2019-1-B	4.34	%(a)	10/15/2039	95,476
	Marlette Funding Trust
8,192	Series 2021-1A-R	0.00	%(a)(b)(c)	06/16/2031	106,565
	Pagaya AI Debt Selection Trust
2,425,852	Series 2021-3-CERT	0.00	%(a)(b)(c)	05/15/2029	7,336
	SOFI Alternative Trust
55,000	Series 2021-2-R1	0.00	%(a)(b)(c)	08/15/2030	277,403
	SoFi Professional Loan Program LLC
20,000	Series 2018-C-R1	0.00	%(a)(b)(c)	01/25/2048	150,153
	Start Ltd./Bermuda
20,792	Series 2019-1-C	6.41	%(a)	03/15/2044	20,919
	Start/Bermuda
1,459,725	Series 2018-1-A	4.09	%(a)	05/15/2043	1,460,186
	Switch Ltd.
1,000,000	Series 2024-2A-C	10.03	%(a)	06/25/2054	1,028,403
	Upstart Securitization Trust
76,920	Series 2021-4-C	3.19	%(a)	09/20/2031	76,583
3,300	Series 2021-5-CERT	0.00	%(a)(b)(c)	11/20/2031	264,625
	Total Asset Backed Obligations (Cost $11,527,459)				12,560,996
BANK LOANS - 20.1%
	1261229 BC Ltd.
2,437,750	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 6.25%, 0.00% Floor)	9.97%		10/08/2030	2,387,179
	ADMI Corp.
1,104,808	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.86%, 0.50% Floor)	7.58%		12/23/2027	1,050,948
896,700	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 5.75%, 0.00% Floor)	9.47%		12/23/2027	862,177
	Alera Group, Inc.
1,451,363	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.50%, 0.50% Floor)	9.22%		05/31/2033	1,484,018
	Applied Systems, Inc.
670,000	Senior Secured Second Lien Term Loan (3 mo. Term SOFR + 4.50%, 0.00% Floor)	8.17%		02/23/2032	683,088
	Apro LLC
2,973,768	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.00% Floor)	7.68%		07/09/2031	2,992,354

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Aspire Bakeries Holdings LLC
608,850	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.00% Floor)	7.22%		12/23/2030	613,115
	Astra Acquisition Corp.
274,452	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 6.75%, 2.00% Floor)	11.05	%(d)	02/25/2028	57,635
438,485	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.25%, 2.00% Floor)	9.55	%(d)	10/25/2028	1,850
3,249,219	Senior Secured Second Lien Term Loan (3 mo. Term SOFR + 9.99%, 0.75% Floor)	17.13	%(d)	10/25/2029	13,760
	Asurion LLC
840,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.36%, 0.00% Floor)	9.08%		01/22/2029	827,282
	Atlas OpCo LLC
141,917	Senior Secured Term Loan (3 mo. Term SOFR + 6.50%, 2.00% Floor)	10.63%		10/24/2030	128,435
	Aveanna Healthcare LLC
2,912,700	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.00% Floor)	7.47%		09/17/2032	2,934,720
	Bausch + Lomb Corp.
943,288	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor)	7.72%		09/29/2028	945,646
1,971,025	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor)	7.97%		01/15/2031	1,994,185
	Boxer Parent Co., Inc.
4,235,000	Senior Secured Second Lien Term Loan (3 mo. Term SOFR + 5.75%, 0.00% Floor)	9.47%		07/30/2032	4,093,657
	Brand Industrial Services, Inc.
1,364,945	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.50%, 0.50% Floor)	8.35%		08/01/2030	1,247,525
	Central Parent LLC
695,458	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.00% Floor)	6.92%		07/06/2029	591,341
	CommScope LLC
4,500,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 2.00% Floor)	8.67%		12/17/2029	4,514,310
	Constant Contact, Inc.
4,500,000	Senior Secured Second Lien Term Loan (3 mo. Term SOFR + 7.76%, 0.00% Floor)	11.67%		02/12/2029	3,954,443
	Cornerstone Building Brands, Inc.
518,438	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.50% Floor)	8.25%		05/15/2031	370,250
	Crown Finance US, Inc.
5,220,159	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor)	8.34%		12/02/2031	5,158,170
	Dexko Global, Inc.
686,090	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.01%, 0.50% Floor)	7.58%		10/04/2028	682,443
774,200	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor)	7.97%		10/04/2028	770,716
	DG Investment Intermediate Holdings 2, Inc.
3,140,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.50%, 0.00% Floor)	9.22%		07/29/2033	3,151,775
	Directv Financing LLC
2,827,435	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.51%, 0.75% Floor)	9.35%		08/02/2029	2,840,753
	Eagle Parent Corp.
298,121	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	7.92%		04/02/2029	299,291
3,083,157	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	7.92%		04/02/2029	3,095,258
298,121	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	7.92%		04/02/2029	299,291
	Edelman Financial Engines Center LLC
3,840,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.25%, 0.00% Floor)	8.97%		10/06/2028	3,841,613
	EG America LLC
2,100,808	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.50%, 0.00% Floor)	7.32%		02/07/2028	2,111,533

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	Eisner Advisory Group LLC
1,186,688	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.50% Floor)	7.72%	02/28/2031	1,196,519
	Element Materials Technology Group US Holdings, Inc.
223,100	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.68%, 0.50% Floor)	7.35%	06/25/2029	225,331
	Ellucian Holdings, Inc.
620,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor)	8.47%	11/22/2032	626,587
	Fertitta Entertainment LLC/NV
1,905,444	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.50% Floor)	6.97%	01/29/2029	1,907,178
	FinThrive Software Intermediate Holdings, Inc.
78,500	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.11%, 0.50% Floor)	7.84%	12/18/2028	54,254
431,750	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 6.86%, 0.50% Floor)	10.82%	12/17/2029	255,451
	Flynn America LP
526,500	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.61%, 0.50% Floor)	8.53%	07/31/2028	523,867
526,500	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.61%, 0.50% Floor)	8.53%	07/31/2028	523,868
	Gainwell Acquisition Corp.
4,401,029	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.10%, 0.75% Floor)	7.77%	10/01/2027	4,331,713
	Golden State Foods LLC
289,984	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor)	7.67%	12/04/2031	292,159
1,049,190	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor)	7.67%	12/04/2031	1,057,059
	Groupe Solmax, Inc.
184,996	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.86%, 0.75% Floor)	8.58%	07/24/2028	153,048
265,729	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.86%, 0.75% Floor)	8.58%	07/24/2028	219,837
184,534	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.01%, 0.75% Floor)	8.68%	07/24/2028	152,665
339,542	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.01%, 0.75% Floor)	9.01%	07/24/2028	280,903
	Hexion Holdings Corp.
2,616,127	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.50% Floor)	7.73%	03/15/2029	2,529,703
	Husky Injection Molding Systems Ltd.
1,919,268	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 3.75%, 0.00% Floor)	7.47%	02/15/2029	1,936,195
1,919,268	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 3.75%, 0.00% Floor)	7.59%	02/15/2029	1,936,195
	INEOS US Finance LLC
3,324,868	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	6.97%	02/19/2030	2,706,659
	INEOS US Petrochem LLC
997,238	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.35%, 0.00% Floor)	8.07%	03/29/2029	708,039
1,721,988	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor)	7.97%	10/07/2031	1,161,265
	ION Platform Finance US, Inc.
476,756	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.00% Floor)	7.42%	09/30/2032	448,832
2,678,244	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.00% Floor)	7.42%	09/30/2032	2,521,380
	LBM Acquisition LLC
2,419,274	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.85%, 0.75% Floor)	7.58%	06/06/2031	2,275,871
	Lereta LLC
367,242	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 5.36%, 0.75% Floor)	9.08%	08/07/2028	339,394

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	LifePoint Health, Inc.
266,632	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.50%, 1.00% Floor)	7.33%		05/19/2031	267,354
2,983,969	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.00% Floor)	7.65%		05/19/2031	2,997,098
	MH Sub I LLC
1,803,398	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.50% Floor)	7.97%		12/31/2031	1,551,770
	Mitchell International, Inc.
3,310,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 8.50%, 0.00% Floor)	8.97%		06/17/2032	3,297,174
	Natgasoline LLC
1,498,535	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 5.50%, 0.00% Floor)	9.22%		03/29/2030	1,514,143
	Needle Holdings LLC
781	Senior Secured First Lien Term Loan (Prime Rate + 8.50%, 0.00% Floor)	15.25	%(c)(d)	04/28/2028	254
	NEP Group, Inc.
2,446,449	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor)	8.22%		10/17/2031	2,253,791
	Numericable US LLC
2,293,221	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 6.88%, 0.00% Floor)	10.86%		05/15/2031	2,295,606
	OneDigital Borrower LLC
2,570,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.25%, 0.50% Floor)	8.97%		07/02/2032	2,597,319
	Ontario Gaming GTA LP
2,247,594	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	8.24%		08/01/2030	2,085,442
	Par Petroleum LLC
987,117	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.00% Floor)	6.95%		02/28/2030	992,260
	PetSmart LLC
1,540,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor)	7.73%		08/18/2032	1,535,672
	Polaris Newco LLC
2,681,967	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.86%, 0.50% Floor)	7.85%		06/05/2028	2,592,470
	Pregis TopCo LLC
2,838,550	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor)	7.72%		02/01/2029	2,865,672
	Pretzel Parent T/L B
3,908,861	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor)	8.22%		10/01/2031	3,869,773
	Radiology Partners, Inc.
3,985,013	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor)	8.17%		06/30/2032	3,982,841
	Sabre GLBL, Inc.
766,490	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 6.00%, 0.50% Floor)	10.02%		11/15/2029	682,176
	Sgh2 LLC
2,433,900	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor)	8.17%		08/18/2032	2,446,070
	Staples, Inc.
622,125	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.75%, 0.50% Floor)	9.60%		09/10/2029	592,378
	StubHub Holdco Sub LLC
2,079,898	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor)	8.47%		03/15/2030	2,065,599
	Team Health Holdings, Inc.
2,159,150	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor)	8.34%		06/30/2028	2,169,104
	Townsquare Media, Inc.
2,913,849	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.00%, 0.00% Floor)	8.88%		02/19/2030	2,076,117
	Trident TPI Holdings, Inc.
2,693,987	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.50% Floor)	7.42%		09/18/2028	2,594,337

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	United Natural Foods, Inc.
815,430	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor)	8.67%		05/01/2031	822,361
	Univision Communications, Inc.
478,785	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.50% Floor)	7.33%		01/31/2029	478,411
1,838,292	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	7.92%		06/25/2029	1,843,808
	Veritiv Operating Co.
2,326,342	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.00%, 0.00% Floor)	7.67%		11/29/2030	2,329,378
	Vibrantz Technologies, Inc.
860,000	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.40%, 0.50% Floor)	8.33%		04/23/2029	481,841
	Victra Holdings LLC
4,597,793	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.00% Floor)	7.48%		03/29/2029	4,610,000
	Voyager Parent LLC
720,000	Senior Secured Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor)	8.00%		07/01/2032	721,418
2,757,340	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor)	8.42%		07/01/2032	2,762,772
449,623	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor)	8.42%		07/01/2032	450,508
	VT Topco, Inc.
882,096	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.00%, 0.50% Floor)	6.87%		08/09/2030	871,228
	X Corp.
1,590,000	Senior Secured First Lien Term Loan	9.50%		10/29/2029	1,587,440
4,816,688	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 6.65%, 0.50% Floor)	10.45%		10/29/2029	4,742,728
	Zayo Group Holdings, Inc.
1,058,916	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00% + 0.50% PIK, 0.00% Floor)	7.35%		03/11/2030	1,007,897
27,566	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.11% + 0.50% PIK, 0.00% Floor)	7.35%		03/11/2030	26,238
	Total Bank Loans (Cost $160,644,703)				152,423,181
COLLATERALIZED LOAN OBLIGATIONS - 8.6%
	Aimco CDO
500,000	Series 2019-10A-ERR (3 mo. Term SOFR + 5.65%, 5.65% Floor)	9.51	%(a)	07/22/2037	505,427
	Babson CLO Ltd./Cayman Islands
1,500,000	Series 2019-2A-D1RR (3 mo. Term SOFR + 2.90%, 2.90% Floor)	6.80	%(a)	01/15/2038	1,499,796
	Bain Capital Credit CLO
1,250,000	Series 2022-3A-E (3 mo. Term SOFR + 7.35%, 7.35% Floor)	11.23	%(a)	07/17/2035	1,210,710
	Basswood Park CLO Ltd.
500,000	Series 2021-1A-DR (3 mo. Term SOFR + 2.65%, 2.65% Floor)	6.53	%(a)	04/20/2034	494,424
	Buttermilk Park CLO
750,000	Series 2018-1A-E (3 mo. Term SOFR + 6.01%, 5.75% Floor)	9.92	%(a)	10/15/2031	744,001
	Canyon Capital CLO Ltd.
1,000,000	Series 2021-1A-E (3 mo. Term SOFR + 6.67%, 6.41% Floor)	10.58	%(a)	04/15/2034	949,409
	Canyon CLO
1,850,000	Series 2020-2A-ER2 (3 mo. Term SOFR + 5.75%, 5.75% Floor)	9.65	%(a)	10/15/2034	1,799,248
2,000,000	Series 2021-3A-ER (3 mo. Term SOFR + 6.00%, 6.00% Floor)	9.90	%(a)	07/15/2034	1,936,711
	Carlyle Global Market Strategies
1,500,000	Series 2019-1A-DR2 (3 mo. Term SOFR + 6.25%, 6.25% Floor)	10.13	%(a)	04/20/2031	1,499,989
1,000,000	Series 2020-2A-CR2 (3 mo. Term SOFR + 2.90%, 2.90% Floor)	6.76	%(a)	01/25/2035	1,005,289
	CIFC Funding Ltd.
3,350,000	Series 2013-3RA-D (3 mo. Term SOFR + 6.16%, 5.90% Floor)	10.03	%(a)	04/24/2031	3,322,294
2,000,000	Series 2020-1A-ER (3 mo. Term SOFR + 6.51%, 6.51% Floor)	10.42	%(a)	07/15/2036	1,993,991

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Dryden Senior Loan Fund
2,000,000	Series 2017-54A-E (3 mo. Term SOFR + 6.46%, 0.00% Floor)	10.35	%(a)	10/19/2029	1,974,854
	Highbridge Loan Management Ltd.
1,550,000	Series 2013-2A-CR (3 mo. Term SOFR + 3.16%, 2.90% Floor)	7.05	%(a)	10/20/2029	1,550,083
	ING Investment Management CLO Ltd.
2,000,000	Series 2013-3A-DR (3 mo. Term SOFR + 6.16%, 5.90% Floor)	10.05	%(a)	10/18/2031	1,990,829
	Katayma CLO Ltd.
1,000,000	Series 2024-2A-E (3 mo. Term SOFR + 7.33%, 7.33% Floor)	11.21	%(a)	04/20/2037	1,013,042
	Milos CLO Ltd.
4,000,000	Series 2017-1A-ER (3 mo. Term SOFR + 6.41%, 6.15% Floor)	10.30	%(a)	10/20/2030	3,958,292
	Octagon Investment Partners Ltd.
1,500,000	Series 2019-1A-ER (3 mo. Term SOFR + 7.26%, 7.00% Floor)	11.15	%(a)	01/20/2035	1,319,261
6,107,500	Series 2019-1A-INC	0.00	%(a)(b)(c)(e)	10/15/2038	2,449,474
4,000,000	Series 2021-1A-E (3 mo. Term SOFR + 6.76%, 6.50% Floor)	10.67	%(a)	04/15/2034	3,461,898
	Point Au Roche Park CLO
500,000	Series 2021-1A-E (3 mo. Term SOFR + 6.36%, 6.10% Floor)	10.25	%(a)	07/20/2034	498,713
	RR Ltd./Cayman Islands
5,000,000	Series 2017-2A-DR (3 mo. Term SOFR + 6.06%, 5.80% Floor)	9.97	%(a)	04/15/2036	4,916,941
	Sound Point CLO Ltd.
3,000,000	Series 2020-1A-ER (3 mo. Term SOFR + 7.12%, 7.12% Floor)	11.01	%(a)	07/20/2034	2,787,283
4,000,000	Series 2020-2A-ER (3 mo. Term SOFR + 6.82%, 6.56% Floor)	10.68	%(a)	10/25/2034	3,605,239
7,000,000	Series 2021-2A-E (3 mo. Term SOFR + 6.62%, 6.36% Floor)	10.48	%(a)	07/25/2034	6,452,456
2,000,000	Series 2021-3A-E (3 mo. Term SOFR + 6.87%, 6.61% Floor)	10.73	%(a)	10/25/2034	1,657,462
7,000,000	Series 2021-4A-E (3 mo. Term SOFR + 6.96%, 6.96% Floor)	10.82	%(a)	10/25/2034	5,896,157
	Voya CLO Ltd.
2,700,000	Series 2018-1A-D (3 mo. Term SOFR + 5.46%, 0.00% Floor)	9.35	%(a)	04/19/2031	2,561,632
	Wind River CLO Ltd.
2,500,000	Series 2017-3A-ER (3 mo. Term SOFR + 7.31%, 7.05% Floor)	11.22	%(a)	04/15/2035	2,482,123
	Total Collateralized Loan Obligations (Cost $68,585,038)				65,537,028
FOREIGN CORPORATE BONDS - 12.7%
146,025	ACI Airport Sudamerica SA	6.88	%(a)	11/29/2034	147,005
1,635,761	Acu Petroleo Luxembourg Sarl	7.50%		01/13/2032	1,671,269
3,844,000	AL Candelaria Spain SA	5.75%		06/15/2033	3,414,029
750,000	AL Candelaria Spain SA	5.75	%(a)	06/15/2033	666,109
470,827	Alpha Holding SAB de CV	10.00	%(d)	12/19/2026	3,531
2,356,827	Alpha Holding SAB de CV	9.00	%(d)	12/31/2027	17,676
942,731	Alpha Holding SAB de CV	9.00	%(a)(d)	12/31/2027	7,070
230,908	Autopistas del Sol SA/Costa Rica	7.38%		12/30/2030	232,383
1,650,000	Avianca Midco 2 PLC	9.63%		02/14/2030	1,656,765
2,400,000	BRF SA	5.75%		09/21/2050	2,018,273
4,100,000	CAP SA	3.90%		04/27/2031	3,355,539
3,218,000	Cosan Overseas Ltd.	8.25	%(f)	02/05/2026	3,255,812
600,000	CSN Resources SA	8.88%		12/05/2030	557,877
2,200,000	CSN Resources SA	4.63%		06/10/2031	1,695,655
1,700,000	CSN Resources SA	5.88%		04/08/2032	1,340,832
725,000	EG Global Finance PLC	12.00	%(a)	11/30/2028	788,801
1,500,000	Eldorado International. Finance GmbH	8.50	%(a)	12/01/2032	1,548,300
800,000	EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/ EnfraGen Spain SAU	8.50	%(a)	06/30/2032	830,637
808,000	Fideicomiso Irrevocable de Administracion y Fuente de Pago Numero CIB/4323	11.00	%(a)(d)	09/12/2030	224,220
1,126,300	Fideicomiso PA Pacifico Tres	8.25%		01/15/2035	1,182,615
1,300,000	Frigorifico Concepcion SA	7.70	%(a)	07/21/2028	617,500
1,450,000	Frigorifico Concepcion SA	7.70%		07/21/2028	688,750
1,500,000	FS Luxembourg Sarl	8.63	%(a)	06/25/2033	1,547,625
1,250,000	FS Luxembourg Sarl	8.63%		06/25/2033	1,289,687
1,925,000	Garda World Security Corp.	8.25	%(a)	08/01/2032	1,964,143
1,725,000	Garda World Security Corp.	8.38	%(a)	11/15/2032	1,759,635
3,340,000	Global Aircraft Leasing Co. Ltd.	8.75	%(a)	09/01/2027	3,467,919
3,100,000	Gran Tierra Energy, Inc.	9.50	%(a)	10/15/2029	2,183,051
4,795,000	Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC	9.00	%(a)	02/15/2029	5,034,653

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
2,050,000	Indika Energy Tbk PT	8.75%		05/07/2029	2,031,938
1,000,000	Infraestructura Energetica Nova SAPI de CV	4.75%		01/15/2051	771,675
200,000	Kosmos Energy Ltd.	8.75%		10/01/2031	113,902
845,000	Kronos Acquisition Holdings, Inc.	8.25	%(a)	06/30/2031	558,756
2,675,000	Mexarrend SAPI de CV	10.25	%(d)	07/24/2026	33,438
1,600,000	Mongolian Mining Corp.	8.44%		04/03/2030	1,623,009
4,300,000	Motion Finco Sarl	8.38	%(a)	02/15/2032	3,865,254
2,800,000	Movida Europe SA	7.85%		04/11/2029	2,648,520
933,470	MV24 Capital BV	6.75%		06/01/2034	927,198
1,377,635	Oi SA (10.00% Cash or 7.50% Cash + 6.00% PIK or 13.50% PIK)	10.00	%(a)(d)	06/30/2027	613,048
2,872,160	Oi SA (8.50% PIK)	8.50	%(a)(d)	12/31/2028	34,107
2,600,000	Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.	8.00	%(a)	08/01/2030	2,467,266
3,302,000	Operadora de Servicios Mega SAB de CV Sofom ER	8.25	%(d)	12/31/2027	181,610
438,000	Operadora de Servicios Mega SAB de CV Sofom ER	8.25	%(a)(d)	12/31/2027	24,090
5,100,000	Orbia Advance Corp. SAB de CV	5.50%		01/15/2048	3,690,523
800,000	Pampa Energia SA	7.75	%(a)	11/14/2037	793,592
3,000,000	Prosus NV	3.83%		02/08/2051	2,000,156
400,000	Raizen Fuels Finance SA	5.70%		01/17/2035	306,326
240,000	Raizen Fuels Finance SA	6.70%		02/25/2037	194,275
4,200,000	Raizen Fuels Finance SA	6.95%		03/05/2054	3,205,650
200,000	Saavi Energia Sarl	8.88%		02/10/2035	217,160
2,800,000	Saavi Energia Sarl	8.88	%(a)	02/10/2035	3,040,240
2,800,000	Sasol Financing USA LLC	5.50%		03/18/2031	2,379,365
530,000	Seaspan Corp.	5.50	%(a)	08/01/2029	503,788
1,600,000	SierraCol Energy Andina LLC/SierraCol Energy Arauca/Colombia Energy Development	9.00	%(a)	11/14/2030	1,522,400
4,400,000	Simpar Europe SA	5.20%		01/26/2031	3,547,500
1,085,000	Telesat Canada / Telesat LLC	5.63	%(a)	12/06/2026	867,240
418,576	TransJamaican Highway Ltd.	5.75%		10/10/2036	390,042
427,053	Unigel Luxembourg SA (13.50% Cash or 15.00% PIK)	13.50	%(d)	12/31/2027	245,555
304,068	Unigel Luxembourg SA (13.50% Cash or 15.00% PIK)	13.50	%(a)(d)	12/31/2027	174,839
1,528,008	Unigel Luxembourg SA (11.00% Cash or 12.00% PIK)	11.00	%(d)	12/31/2028	106,961
355,347	Unigel Luxembourg SA (11.00% Cash or 12.00% PIK)	11.00	%(a)(d)	12/31/2028	24,874
1,806,789	Unigel Netherlands Holding Corp. BV (15.00% Cash or 15.00% PIK)	15.00	%(d)	12/31/2044	58,721
3,400,000	Vamos Europe SA	9.20	%(a)	01/26/2031	3,250,400
3,200,000	Vedanta Resources Finance II PLC	9.13	%(a)	10/15/2032	3,228,300
600,000	Vedanta Resources Finance II PLC	9.85%		04/24/2033	621,391
2,400,000	Vista Energy Argentina SAU	8.50	%(a)	06/10/2033	2,469,000
2,330,000	Volcan Cia Minera SAA	8.50	%(a)	10/28/2032	2,401,368
900,000	VZ Secured Financing BV	7.50	%(a)	01/15/2033	912,652
800,000	Yinson Bergenia Production BV	8.50	%(a)	01/31/2045	839,700
	Total Foreign Corporate Bonds (Cost $114,119,187)				96,053,190
FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 6.2%
5,400,000	Brazilian Government International Bond	4.75%		01/14/2050	3,944,700
3,250,000	Chile Government International Bond	3.10%		01/22/2061	2,021,500
3,500,000	Colombia Government International Bond	5.00%		06/15/2045	2,557,625
4,200,000	Comision Federal de Electricidad	4.68%		02/09/2051	3,172,645
600,000	Corp. Nacional del Cobre de Chile	3.70%		01/30/2050	429,204
2,750,000	Corp. Nacional del Cobre de Chile	3.15%		01/15/2051	1,796,653
2,365,000	Ecopetrol SA	5.88%		05/28/2045	1,761,581
3,150,000	Ecopetrol SA	5.88%		11/02/2051	2,274,663
2,400,000	Empresa de Transmision Electrica SA	5.13%		05/02/2049	1,854,972
6,500,000	Mexico Government International Bond	3.75%		04/19/2071	3,852,875
3,400,000	Morocco Government International Bond	4.00%		12/15/2050	2,489,388
550,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.00%		06/30/2050	408,478

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
4,650,000	Peruvian Government International Bond	2.78%		12/01/2060	2,536,110
3,400,000	Petrobras Global Finance BV	5.50%		06/10/2051	2,802,663
5,500,000	Petroleos del Peru SA	5.63%		06/19/2047	3,501,836
3,700,000	Petroleos Mexicanos	6.38%		01/23/2045	2,991,921
1,800,000	Petroleos Mexicanos	6.75%		09/21/2047	1,481,164
628,333	Port Of Spain Waterfront Development	7.88%		02/19/2040	628,333
1,546,667	Port Of Spain Waterfront Development	7.88	%(a)	02/19/2040	1,546,667
4,200,000	Republic of South Africa Government International Bond	5.65%		09/27/2047	3,558,754
1,600,000	YPF SA	7.00%		12/15/2047	1,411,297
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $50,584,051)				47,023,029
NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS - 20.8%
	1345 Trust
1,000,000	Series 2025-AOA-D (1 mo. Term SOFR + 3.00%, 3.00% Floor)	6.75	%(a)	06/15/2042	1,004,614
	ARDN Mortgage Trust
1,550,000	Series 2025-ARCP-E (1 mo. Term SOFR + 4.50%, 4.50% Floor)	8.25	%(a)	06/15/2035	1,556,296
	AREIT Ltd.
3,000,000	Series 2024-CRE9-C (1 mo. Term SOFR + 3.09%, 3.09% Floor)	6.84	%(a)	05/17/2041	2,998,020
	AREIT Trust
1,930,000	Series 2022-CRE6-D (30 day avg SOFR US + 2.85%, 2.85% Floor)	6.79	%(a)	01/20/2037	1,934,806
1,000,000	Series 2022-CRE7-D (1 mo. Term SOFR + 4.44%, 4.44% Floor)	8.18	%(a)	06/17/2039	1,002,722
4,375,000	Series 2023-CRE8-C (1 mo. Term SOFR + 4.02%, 4.02% Floor)	7.76	%(a)	08/17/2041	4,381,961
2,390,000	Series 2025-CRE10-D (1 mo. Term SOFR + 2.79%, 2.79% Floor)	6.75	%(a)	01/17/2030	2,376,525
	BANK
18,317,000	Series 2018-BN12-XE	1.50	%(a)(e)(g)	05/15/2061	531,486
6,978,000	Series 2018-BN12-XF	1.50	%(a)(e)(g)	05/15/2061	200,248
20,061,456	Series 2018-BN12-XG	1.50	%(a)(e)(g)	05/15/2061	554,358
18,522,000	Series 2019-BN16-XF	1.14	%(a)(e)(g)	02/15/2052	546,010
9,261,000	Series 2019-BN16-XG	1.14	%(a)(e)(g)	02/15/2052	271,042
4,631,000	Series 2019-BN16-XH	1.14	%(a)(e)(g)	02/15/2052	133,512
6,366,937	Series 2019-BN16-XJ	1.14	%(a)(e)(g)	02/15/2052	175,556
21,359,000	Series 2022-BNK43-XD	2.23	%(a)(e)(g)	08/15/2055	2,600,358
77,895,018	Series 2023-BNK46-XA	0.62	%(e)(g)	08/15/2056	2,603,625
	BANK5 Trust
194,007,702	Series 2023-5YR1-XA	0.27	%(e)(g)	04/15/2056	1,062,968
65,071,170	Series 2023-5YR4-XA	1.00	%(e)(g)	12/15/2056	1,589,149
8,849,000	Series 2025-5YR17-XD	1.81	%(a)(e)(g)	11/15/2058	705,637
	BBCMS Trust
3,000,000	Series 2020-C7-D	3.59	%(a)(e)	04/15/2053	1,854,566
1,150,000	Series 2025-5C34-D	4.25	%(a)	05/15/2058	1,012,510
	BDS Ltd.
2,550,000	Series 2025-FL15-D (1 mo. Term SOFR + 2.40%, 2.40% Floor)	6.13	%(a)	03/19/2043	2,561,006
	Beast Mortgage Trust
6,000,000	Series 2021-1818-G (1 mo. Term SOFR + 6.11%, 6.25% Floor)	9.87	%(a)	03/15/2036	272,794
	Benchmark Mortgage Trust
7,464,000	Series 2018-B4-D	2.76	%(a)(e)	07/15/2051	5,831,577
12,324,000	Series 2021-B26-XF	1.50	%(a)(e)(g)	06/15/2054	786,569
2,890,000	Series 2024-V10-D	4.50	%(a)	09/15/2057	2,661,291
	BMO Mortgage Trust
134,013,892	Series 2023-5C1-XA	0.58	%(e)(g)	08/15/2056	1,720,377
4,232,000	Series 2025-5C12-XD	2.06	%(a)(e)(g)	10/15/2058	381,533
	BrightSpire Capital, Inc.
2,210,000	Series 2021-FL1-D (1 mo. Term SOFR + 2.81%, 2.70% Floor)	6.55	%(a)	08/19/2038	2,217,960
3,106,000	Series 2024-FL2-C (1 mo. Term SOFR + 3.54%, 3.54% Floor)	7.27	%(a)	08/19/2037	3,103,730
	BSPRT Co.-Issuer LLC
1,250,000	Series 2025-FL12-D (1 mo. Term SOFR + 2.70%, 2.70% Floor)	6.43	%(a)	01/17/2043	1,254,415

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	BX Trust
2,500,000	Series 2021-VIEW-G (1 mo. Term SOFR + 5.04%, 4.93% Floor)	8.79	%(a)	06/15/2036	2,445,800
1,722,100	Series 2025-LUNR-E (1 mo. Term SOFR + 3.95%, 3.95% Floor)	7.70	%(a)	06/15/2040	1,733,481
	Computershare Corporate Trust
2,000,000	Series 2016-C33-D	3.12	%(a)	03/15/2059	1,835,329
1,814,000	Series 2019-C50-D	3.00	%(a)	05/15/2052	1,527,523
	Credit Suisse Mortgage Capital Certificates
18,014,000	Series 2016-NXSR-XE	1.00	%(a)(e)(g)	12/15/2049	127,530
	CSAIL Commercial Mortgage Trust
53,257,209	Series 2017-CX9-XA	0.58	%(e)(g)	09/15/2050	260,651
2,500,000	Series 2020-C19-E	2.50	%(a)	03/15/2053	889,824
13,238,000	Series 2020-C19-XD	1.11	%(a)(e)(g)	03/15/2053	515,187
	CSWF
3,754,616	Series 2018-TOP-H (1 mo. Term SOFR + 3.66%, 3.61% Floor)	7.41	%(a)	08/15/2035	3,670,021
	Del Amo Fashion Center Trust
2,100,000	Series 2017-AMO-C	3.64	%(a)(e)	06/05/2035	2,007,686
	DOLP Trust
4,000,000	Series 2021-NYC-F	3.70	%(a)(e)	05/10/2041	3,123,238
	Granite Point Mortgage Trust, Inc.
1,780,000	Series 2021-FL4-B (1 mo. Term SOFR + 2.06%, 1.95% Floor)	5.80	%(a)	12/15/2036	1,772,154
	Great Wolf Trust
2,500,000	Series 2024-WLF2-E (1 mo. Term SOFR + 3.64%)	7.39	%(a)	05/15/2041	2,516,302
1,000,000	Series 2024-WOLF-E (1 mo. Term SOFR + 3.64%, 3.64% Floor)	7.39	%(a)	03/15/2039	1,007,346
	Greystone Commercial Real Estate Notes
2,650,000	Series 2021-FL3-D (1 mo. Term SOFR + 2.31%, 2.20% Floor)	6.06	%(a)	07/15/2039	2,657,878
2,120,000	Series 2025-FL4-C (1 mo. Term SOFR + 2.89%, 2.89% Floor)	6.64	%(a)	01/15/2043	2,128,982
	GS Mortgage Securities Corp. II
890,000	Series 2014-GC26-D	4.40	%(a)(e)	11/10/2047	364,891
905,674	Series 2015-GC28-D	4.42	%(a)(e)	02/10/2048	868,131
6,684,464	Series 2016-GS3-XA	1.16	%(e)(g)	10/10/2049	16,696
2,000,000	Series 2023-SHIP-D	6.07	%(a)(e)	09/10/2038	2,002,458
	HGI CRE CLO Ltd.
937,330	Series 2021-FL2-D (1 mo. Term SOFR + 2.26%, 2.26% Floor)	6.00	%(a)	09/17/2036	939,874
1,640,000	Series 2021-FL2-E (1 mo. Term SOFR + 2.56%, 2.56% Floor)	6.30	%(a)	09/17/2036	1,645,489
2,000,000	Series 2022-FL3-B (30 day avg SOFR US + 2.60%, 2.60% Floor)	6.57	%(a)	04/20/2037	2,004,984
	JP Morgan Chase Commercial Mortgage Securities
4,000,000	Series 2019-MFP-G (1 mo. Term SOFR + 4.10%, 4.05% Floor)	7.85	%(a)	07/15/2036	1,340,000
4,000,000	Series 2019-MFP-XG	0.50	%(a)(e)(g)	07/15/2036	27,925
	JPMBB Commercial Mortgage Securities Trust
1,858,035	Series 2014-C23-XA	0.33	%(e)(g)	09/15/2047	19
2,265,000	Series 2015-C27-D	3.81	%(a)(e)	02/15/2048	475,650
15,050,677	Series 2015-C32-XA	0.99	%(e)(g)	11/15/2048	151
	JPMDB Commercial Mortgage Securities Trust
25,460,000	Series 2020-COR7-XB	0.42	%(e)(g)	05/13/2053	437,250
10,244,000	Series 2020-COR7-XD	1.97	%(a)(e)(g)	05/13/2053	708,207
	KREF
3,250,000	Series 2021-FL2-C (1 mo. Term SOFR + 2.11%, 2.00% Floor)	5.85	%(a)	02/15/2039	3,224,748
	LoanCore
5,000,000	Series 2021-CRE5-C (1 mo. Term SOFR + 2.46%, 2.46% Floor)	6.21	%(a)	07/15/2036	5,002,120
2,200,000	Series 2021-CRE6-D (1 mo. Term SOFR + 2.96%, 2.85% Floor)	6.71	%(a)	11/15/2038	2,206,032
1,660,000	Series 2025-CRE8-D (1 mo. Term SOFR + 2.74%, 2.74% Floor)	6.48	%(a)	08/17/2042	1,650,415
	Lument Finance Trust, Inc.
2,610,000	Series 2025-FL3-D (1 mo. Term SOFR + 3.60%, 3.60% Floor)	7.60	%(a)	07/21/2043	2,616,502
	Madison Avenue Trust
920,000	Series 2025-11MD-E	7.33	%(a)(e)	10/15/2042	917,505

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	MF1 Multifamily Housing Mortgage Loan Trust
2,550,000	Series 2021-FL7-E (1 mo. Term SOFR + 2.91%, 2.80% Floor)	6.65	%(a)	10/16/2036	2,516,702
1,500,000	Series 2022-FL10-D (1 mo. Term SOFR + 5.73%, 5.73% Floor)	9.46	%(a)	09/17/2037	1,508,851
1,500,000	Series 2024-FL14-D (1 mo. Term SOFR + 4.84%, 4.84% Floor)	8.57	%(a)	03/19/2039	1,508,325
2,450,000	Series 2024-FL15-C (1 mo. Term SOFR + 2.94%, 2.94% Floor)	6.67	%(a)	08/18/2041	2,458,188
1,770,000	Series 2025-FL17-D (1 mo. Term SOFR + 2.74%, 2.74% Floor)	6.48	%(a)	02/18/2040	1,777,229
2,750,000	Series 2025-FL19-C (1 mo. Term SOFR + 2.84%, 2.84% Floor)	6.58	%(a)	05/18/2042	2,760,230
	MFT Trust
600,000	Series 2020-ABC-D	3.48	%(a)(e)	02/10/2042	392,906
	Morgan Stanley ABS Capital I, Inc.
453,478,618	Series 2022-L8-XA	0.03	%(e)(g)	04/15/2055	1,453,127
	Morgan Stanley Bank of America Merrill Lynch Trust
912,607	Series 2012-CKSV-A2	3.28	%(a)	10/15/2030	879,288
5,000,000	Series 2015-C27-D	3.24	%(a)(e)	12/15/2047	4,736,819
	Morgan Stanley Capital I, Inc.
5,000,000	Series 2019-PLND-G (1 mo. Term SOFR + 3.76%, 3.65% Floor)	7.52	%(a)	05/15/2036	92,190
	NYC Commercial Mortgage Trust
1,070,000	Series 2025-3BP-E (1 mo. Term SOFR + 3.54%, 3.54% Floor)	7.29	%(a)	02/15/2042	1,074,913
	PFP III Ltd.
2,634,186	Series 2024-11-C (1 mo. Term SOFR + 2.99%, 2.99% Floor)	6.77	%(a)	09/17/2039	2,639,855
3,000,000	Series 2025-12-C (1 mo. Term SOFR + 2.54%, 2.54% Floor)	6.28	%(a)	12/18/2042	3,001,911
	Ready Capital Corp.
1,250,000	Series 2021-FL7-E (1 mo. Term SOFR + 3.51%, 3.40% Floor)	7.25	%(a)	11/25/2036	1,251,005
3,250,000	Series 2023-FL11-B (1 mo. Term SOFR + 3.53%, 3.53% Floor)	7.26	%(a)	10/25/2039	3,269,074
2,887,000	Series 2023-FL11-C (1 mo. Term SOFR + 4.28%, 4.28% Floor)	8.01	%(a)	10/25/2039	2,904,541
2,000,000	Series 2023-FL12-C (1 mo. Term SOFR + 4.55%, 4.55% Floor)	8.28	%(a)	05/25/2038	2,007,134
	SMR Mortgage Trust
4,944,657	Series 2022-IND-G (1 mo. Term SOFR + 7.50%, 7.50% Floor)	11.25	%(a)	02/15/2039	4,566,049
	Starwood Property Trust, Inc.
2,325,000	Series 2022-FL3-B (30 day avg SOFR US + 1.95%, 1.95% Floor)	5.93	%(a)	11/15/2038	2,330,987
	TPG Real Estate Finance Issuer Ltd.
2,479,500	Series 2022-FL5-B (1 mo. Term SOFR + 2.45%, 2.45% Floor)	6.19	%(a)	02/15/2039	2,476,282
	UBS-Barclays Commercial Mortgage Trust
3,000,000	Series 2013-C5-C	3.72	%(a)(e)	03/10/2046	2,808,593
	Wachovia Bank Commercial Mortgage Trust
684,799	Series 2005-C21-E	5.55	%(a)(e)	10/15/2044	677,176
	Wells Fargo Commercial Mortgage Trust
13,212,000	Series 2025-C65-XD	2.31	%(a)(e)(g)	10/15/2058	2,270,363
	WHARF Trust
1,500,000	Series 2025-DC-E	7.72	%(a)(e)	07/15/2040	1,537,790
	Total Non-Agency Commercial Mortgage Backed Obligations (Cost $187,527,366)				157,454,728
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS - 21.1%
	ACE Securities Corp.
8,396,344	Series 2006-HE4-A2B (1 mo. Term SOFR + 0.33%, 0.22% Floor)	4.07%		10/25/2036	3,291,604
	Banco Santander SA
1,392,000	Series 2025-NQM5-B2	7.24	%(a)(e)	08/25/2065	1,371,655
	Countrywide Alternative Loan Trust
5,182,871	Series 2005-J12-2A1 (1 mo. Term SOFR + 0.65%, 0.54% Floor, 11.00% Cap)	4.39%		08/25/2035	2,657,025
	Deephaven Residential Mortgage Trust
10,000,000	Series 2020-2-B3	6.42	%(a)(e)	05/25/2065	10,041,101

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Ellington Financial Mortgage Trust
220,000	Series 2025-INV2-B1	7.48	%(a)(e)	05/26/2070	224,070
1,300,000	Series 2025-INV3-B2	7.48	%(a)(e)	07/25/2070	1,290,785
3,555,000	Series 2025-INV4-B1	6.84	%(a)(e)	10/25/2070	3,577,527
2,182,000	Series 2025-INV4-B2	7.38	%(a)(e)	10/25/2070	2,170,820
1,111,000	Series 2025-NQM2-B2	7.20	%(a)(e)	06/25/2070	1,098,073
	Fannie Mae Connecticut Avenue Securities
5,659,029	Series 2019-R05-1B1 (30 day avg SOFR US + 4.21%, 0.00% Floor)	8.09	%(a)	07/25/2039	5,742,174
3,063,357	Series 2019-R07-1B1 (30 day avg SOFR US + 3.51%, 0.00% Floor)	7.39	%(a)	10/25/2039	3,109,912
8,400,000	Series 2021-R02-2B2 (30 day avg SOFR US + 6.20%, 0.00% Floor)	10.07	%(a)	11/25/2041	8,713,514
	Freddie Mac Structured Agency Credit Risk Debt Notes
9,250,000	Series 2020-DNA1-B2 (30 day avg SOFR US + 5.36%, 0.00% Floor)	9.24	%(a)	01/25/2050	10,280,118
3,000,000	Series 2020-DNA2-B2 (30 day avg SOFR US + 4.91%, 0.00% Floor)	8.79	%(a)	02/25/2050	3,312,700
6,000,000	Series 2020-DNA6-B2 (30 day avg SOFR US + 5.65%, 0.00% Floor)	9.52	%(a)	12/25/2050	6,928,037
22,000,000	Series 2020-HQA2-B2 (30 day avg SOFR US + 7.71%, 0.00% Floor)	11.59	%(a)	03/25/2050	26,711,012
9,750,000	Series 2020-HQA5-B2 (30 day avg SOFR US + 7.40%, 0.00% Floor)	11.27	%(a)	11/25/2050	11,937,255
	GS Mortgage-Backed Securities Trust
1,500,000	Series 2020-NQM1-B2	6.61	%(a)(e)	09/27/2060	1,456,487
1,702,000	Series 2025-NQM4-B1	6.77	%(a)(e)	10/25/2065	1,709,514
754,000	Series 2025-NQM4-B2	0.07	%(a)(e)	10/25/2065	752,465
1,100,000	Series 2025-NQM6-B1	6.60	%(a)(e)	11/25/2029	1,096,392
800,000	Series 2025-NQM6-B2	0.07	%(a)(e)	11/25/2029	794,508
	JP Morgan Alternative Loan Trust
5,845,396	Series 2007-A2-12A1 (1 mo. Term SOFR + 0.51%, 0.40% Floor, 11.50% Cap)	4.25%		06/25/2037	2,127,150
	JP Morgan Mortgage Trust
2,500,000	Series 2024-VIS2-B2	7.71	%(a)(e)	11/25/2064	2,506,701
1,156,000	Series 2025-VIS3-B1	6.76	%(a)(e)	02/25/2066	1,160,785
792,000	Series 2025-VIS3-B2	7.24	%(a)(e)	02/25/2066	782,063
	New Residential Mortgage Loan Trust
2,500,000	Series 2025-NQM6-B1	6.85	%(a)(e)	10/25/2065	2,529,810
2,250,000	Series 2025-NQM6-B2	6.94	%(a)(e)	10/25/2065	2,215,147
	Pretium Mortgage Credit Partners LLC
2,100,000	Series 2025-NPL8-A2	7.99	%(a)(h)	08/25/2055	2,108,481
	PRPM LLC
5,000,000	Series 2025-5-A2	8.57	%(a)(h)	07/25/2030	4,999,191
1,400,000	Series 2025-6-A2	8.33	%(a)(h)	08/25/2028	1,400,848
1,150,000	Series 2025-7-A2	7.45	%(a)(h)	08/25/2030	1,152,745
	Rithm Capital Corp.
4,102,000	Series 2020-NQM2-B1	4.07	%(a)(e)	05/24/2060	3,615,008
2,886,000	Series 2020-NQM2-B2	4.07	%(a)(e)	05/24/2060	2,442,914
	TBW Mortgage Backed Pass Through Certificates
4,067,949	Series 2007-2-A1A	5.96	%(e)	07/25/2037	1,164,695
	Verus Securitization Trust
535,000	Series 2024-6-B2	7.91	%(a)(e)	07/25/2069	541,244
1,735,000	Series 2024-INV1-B2	8.45	%(a)(e)	03/25/2069	1,758,332
588,000	Series 2024-INV2-B2	7.94	%(a)(e)	08/26/2069	591,377
6,000,000	Series 2025-12-B2	7.09	%(a)(e)	12/25/2070	5,921,574
294,000	Series 2025-4-B1	7.43	%(a)(e)	05/25/2070	300,717
679,000	Series 2025-6-B2	7.36	%(a)(e)	07/25/2070	679,961
950,000	Series 2025-7-B2	7.51	%(a)(e)	08/25/2070	954,691
	Vista Point Securitization Trust
9,222,000	Series 2020-1-B2	5.38	%(a)(e)	03/25/2065	9,036,403
3,396,000	Series 2020-2-B2	5.16	%(a)(e)	04/25/2065	3,305,849
	Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $152,806,299)				159,562,434

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
US CORPORATE BONDS - 18.9%
4,290,000	1261229 BC Ltd.	10.00	%(a)	04/15/2032	4,464,890
1,225,000	American Axle & Manufacturing, Inc.	7.75	%(a)	10/15/2033	1,248,445
2,130,000	Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp.	9.75	%(a)	04/15/2030	2,312,971
1,060,000	APH / APH2 / APH3	7.88	%(a)	11/01/2029	1,071,389
830,000	Artera Services LLC	8.50	%(a)	02/15/2031	689,806
815,000	Asurion LLC and Asurion Co.-Issuer, Inc.	8.00	%(a)	12/31/2032	846,073
3,580,000	AthenaHealth Group, Inc.	6.50	%(a)	02/15/2030	3,572,269
1,710,000	Bausch + Lomb Corp.	8.38	%(a)	10/01/2028	1,786,950
940,000	Beach Acquisition Bidco LLC (10.00% Cash or 10.75% PIK)	10.00	%(a)	07/15/2033	1,038,355
1,640,000	Brand Industrial Services, Inc.	10.38	%(a)	08/01/2030	1,610,303
5,455,000	Castle US Holding Corp.	10.00	%(a)	06/30/2031	900,075
1,195,000	Celanese US Holdings LLC	7.38%		02/15/2034	1,214,867
622,000	CHS/Community Health Systems, Inc.	10.88	%(a)	01/15/2032	679,653
1,580,000	Cipher Compute LLC	7.13	%(a)	11/15/2030	1,611,178
1,925,000	Clear Channel Outdoor Holdings, Inc.	7.50	%(a)	06/01/2029	1,913,174
1,110,000	Clear Channel Outdoor Holdings, Inc.	7.13	%(a)	02/15/2031	1,166,264
2,335,000	Cobra AcquisitionCo LLC	6.38	%(a)	11/01/2029	2,051,492
740,000	CommScope LLC	7.13	%(a)	07/01/2028	744,478
1,045,000	CommScope LLC	9.50	%(a)	12/15/2031	1,056,391
1,805,000	Cornerstone Building Brands, Inc.	9.50	%(a)	08/15/2029	1,337,180
2,505,000	DCLI Bidco LLC	7.75	%(a)	11/15/2029	2,576,925
3,895,000	Dealer Tire LLC / DT Issuer LLC	8.00	%(a)	02/01/2028	3,915,943
1,760,000	Directv Financing LLC	8.88	%(a)	02/01/2030	1,782,958
1,850,000	Directv Financing LLC / Directv Financing Co.-Obligor, Inc.	10.00	%(a)	02/15/2031	1,891,813
1,175,000	DISH DBS Corp.	5.75	%(a)	12/01/2028	1,154,294
2,005,000	Dornoch Debt Merger Sub, Inc.	6.63	%(a)	10/15/2029	1,738,301
1,580,000	EchoStar Corp.	10.75%		11/30/2029	1,748,398
2,368,000	Embarq LLC	8.00%		06/01/2036	982,625
4,550,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.	6.75	%(a)	01/15/2030	4,329,325
930,000	Flash Compute LLC	7.25	%(a)	12/31/2030	922,572
1,560,000	Freedom Mortgage Holdings LLC	8.38	%(a)	04/01/2032	1,643,366
1,640,000	Full House Resorts, Inc.	8.25	%(a)	02/15/2028	1,430,900
1,145,000	Getty Images, Inc.	10.50	%(a)	11/15/2030	1,155,331
335,000	GrafTech Global Enterprises, Inc.	9.88	%(a)	12/23/2029	293,125
836,000	Gray Media, Inc.	10.50	%(a)	07/15/2029	900,452
2,325,000	Gray Media, Inc.	9.63	%(a)	07/15/2032	2,414,567
1,550,000	Gray Media, Inc.	7.25	%(a)	08/15/2033	1,584,765
965,000	Hightower Holding LLC	6.75	%(a)	04/15/2029	962,209
1,285,000	Hightower Holding LLC	9.13	%(a)	01/31/2030	1,367,597
760,000	Illuminate Buyer LLC / Illuminate Holdings IV, Inc.	9.00	%(a)	07/01/2028	764,983
1,950,000	ION Platform Finance US, Inc.	7.88	%(a)	09/30/2032	1,852,709
3,400,000	ION Platform Finance US, Inc. / ION Platform Finance SARL	8.75	%(a)	05/01/2029	3,447,961
1,110,000	JetBlue Airways Corp. / JetBlue Loyalty LP	9.88	%(a)	09/20/2031	1,119,253
590,000	K Hovnanian Enterprises, Inc.	8.38	%(a)	10/01/2033	600,065
1,070,000	Kohl’s Corp.	10.00	%(a)	06/01/2030	1,179,682
1,353,000	LBM Acquisition LLC	6.25	%(a)	01/15/2029	1,218,952
1,095,000	LBM Acquisition LLC	9.50	%(a)	06/15/2031	1,142,841
1,215,000	LFS Topco LLC	8.75	%(a)	07/15/2030	1,223,904
1,545,000	LifePoint Health, Inc.	11.00	%(a)	10/15/2030	1,696,232
3,100,000	LifePoint Health, Inc.	10.00	%(a)	06/01/2032	3,296,336
1,845,000	Mativ Holdings, Inc.	8.00	%(a)	10/01/2029	1,865,802
915,000	Nabors Industries, Inc.	8.88	%(a)	08/15/2031	888,261
1,775,000	Nabors Industries, Inc.	7.63	%(a)	11/15/2032	1,745,733
1,985,000	NGL Energy Operating LLC / NGL Energy Finance Corp.	8.38	%(a)	02/15/2032	2,056,897
250,000	Olympus Water US Holding Corp.	6.25	%(a)	10/01/2029	243,496
2,625,000	Olympus Water US Holding Corp.	7.25	%(a)	02/15/2033	2,640,360
2,420,000	PetSmart LLC / PetSmart Finance Corp.	7.50	%(a)	09/15/2032	2,465,712
1,250,000	PetSmart LLC / PetSmart Finance Corp.	10.00	%(a)	09/15/2033	1,288,859
1,765,000	Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.	5.88	%(a)	09/01/2031	1,171,519
2,693,723	Radiology Partners, Inc. (9.78% Cash or 9.78% PIK)	9.78	%(a)	02/15/2030	2,596,076

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
1,500,000	Radiology Partners, Inc.	8.50	%(a)	07/15/2032	1,568,831
600,000	Sabre Financial Borrower LLC	11.13	%(a)	06/15/2029	608,522
457,000	Sabre GLBL, Inc.	10.75	%(a)	11/15/2029	388,931
893,000	Sabre GLBL, Inc.	10.75	%(a)	03/15/2030	735,011
1,495,000	Six Flags Entertainment Corp.	7.25	%(a)	05/15/2031	1,435,630
1,800,000	SM Energy Co.	7.00	%(a)	08/01/2032	1,770,658
955,000	Staples, Inc.	10.75	%(a)	09/01/2029	950,646
2,500,000	Staples, Inc.	12.75	%(a)	01/15/2030	2,100,720
1,370,000	Starz Capital Holdings LLC	5.50	%(a)	04/15/2029	1,108,316
4,170,000	SWF Holdings I Corp.	6.50	%(a)	10/01/2029	1,000,800
1,500,000	Synergy Infrastructure Holdings LLC	7.88	%(a)	12/01/2030	1,558,834
3,410,000	TKC Holdings, Inc.	10.50	%(a)	05/15/2029	3,521,988
605,000	Transocean International Ltd.	7.88	%(a)	10/15/2032	634,727
4,130,000	Trident TPI Holdings, Inc.	12.75	%(a)	12/31/2028	4,236,847
2,460,000	Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC	6.50	%(a)	02/15/2029	2,364,962
840,000	Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC	8.63	%(a)	06/15/2032	828,107
3,190,000	Univision Communications, Inc.	8.50	%(a)	07/31/2031	3,334,998
845,000	Venture Global LNG, Inc.	8.38	%(a)	06/01/2031	840,780
1,590,000	Veritiv Operating Co.	10.50	%(a)	11/30/2030	1,711,576
2,600,000	Vibrantz Technologies, Inc. (3 mo. Term SOFR)	9.00	%(a)	02/15/2030	889,326
2,640,000	Victra Holdings LLC / Victra Finance Corp.	8.75	%(a)	09/15/2029	2,798,342
4,885,000	Viking Cruises Ltd.	9.13	%(a)	07/15/2031	5,233,764
2,545,000	Vital Energy, Inc.	7.88	%(a)	04/15/2032	2,509,278
1,325,000	Voyager Parent LLC	9.25	%(a)	07/01/2032	1,406,793
1,190,000	Windstream Services LLC	7.50	%(a)	10/15/2033	1,220,890
	Total US Corporate Bonds (Cost $152,266,303)				143,376,579
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS - 2.9%
	Federal Home Loan Mortgage Corp.
5,441,483	Series 313-S1Pool S1-3249 (-1 x 30 day avg SOFR US + 5.79%, 0.00% Floor, 5.90% Cap)	1.80	%(g)(i)	09/15/2043	522,238
1,758,896	Series 3997-SA (-1 x 30 day avg SOFR US + 6.39%, 0.00% Floor, 6.50% Cap)	2.40	%(g)(i)	02/15/2042	213,255
2,690,951	Series 4091-VI (-1 x 30 day avg SOFR US + 4.89%, 0.00% Floor, 5.00% Cap)	0.86	%(g)(i)	11/15/2040	159,448
4,276,820	Series 4119-SC (-1 x 30 day avg SOFR US + 6.04%, 0.00% Floor, 6.15% Cap)	2.05	%(g)(i)	10/15/2042	472,865
2,276,669	Series 4643-SA (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.90	%(g)(i)	01/15/2047	264,446
5,845,065	Series 4863-IA	4.50	%(g)	03/15/2045	814,505
13,843,243	Series 5004-SD (-1 x 30 day avg SOFR US + 6.10%, 0.00% Floor, 6.10% Cap)	2.23	%(g)(i)	08/25/2050	2,202,544
	Federal National Mortgage Association
5,625,057	Series 2012-124-SE (-1 x 30 day avg SOFR US + 6.04%, 0.00% Floor, 6.15% Cap)	2.16	%(g)(i)	11/25/2042	735,525
6,768,304	Series 2012-84-HS (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	2.01	%(g)(i)	08/25/2042	707,732
3,929,701	Series 2017-69-ES (-1 x 30 day avg SOFR US + 6.04%, 0.00% Floor, 6.15% Cap)	2.16	%(g)(i)	09/25/2047	424,492
5,197,415	Series 2019-25-SB (-1 x 30 day avg SOFR US + 5.94%, 0.00% Floor, 6.05% Cap)	2.06	%(g)(i)	06/25/2049	526,963
	FREMF Mortgage Trust
2,765,578	Series 2018-KF56-C (30 day avg SOFR US + 5.91%, 5.80% Floor)	9.92	%(a)	11/25/2028	2,500,469
6,338,014	Series 2019-KF71-C (30 day avg SOFR US + 6.11%, 6.00% Floor)	10.12	%(a)	10/25/2029	6,135,455
	Government National Mortgage Association
8,287,481	Series 2019-22-SA (-1 x 1 mo. Term SOFR + 5.49%, 0.00% Floor, 5.60% Cap)	1.75	%(g)(i)	02/20/2045	724,849
4,563,872	Series 2020-21-NS (-1 x 1 mo. Term SOFR + 5.94%, 0.00% Floor, 6.05% Cap)	2.20	%(g)(i)	04/20/2048	525,183

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
5,379,042	Series 2020-47-SL (-1 x 1 mo. Term SOFR + 5.26%, 0.00% Floor, 5.37% Cap)	1.52	%(g)(i)	07/20/2044	431,504
9,180,154	Series 2020-61-SU (-1 x 1 mo. Term SOFR + 5.49%, 0.00% Floor, 5.60% Cap)	1.75	%(g)(i)	07/16/2045	729,915
3,571,551	Series 2020-77-SU (-1 x 1 mo. Term SOFR + 5.99%, 0.00% Floor, 6.10% Cap)	2.25	%(g)(i)	09/20/2047	444,307
20,550,798	Series 2021-97-SG (-1 x 30 day avg SOFR US + 2.60%, 0.00% Floor, 2.60% Cap)	0.00	%(g)(i)	06/20/2051	46,926
30,294,522	Series 2021-H04-BI	0.75	%(e)(g)	02/01/2071	1,715,673
31,170,991	Series 2021-H07-AI	1.15	%(e)(g)	05/20/2071	1,662,084
	Total US Government and Agency Mortgage Backed Obligations (Cost $26,358,792)				21,960,378
COMMON STOCKS - 0.0%(j)
2,458	Altice France/Luxco 3(c)(k)				44,052
3,422	Asphalt ATD Holdco, LLC(c)(k)				718
105,809	Oi SA(c)(k)				53
4,893	Stichting Administratiekantoor ADR(c)(k)				—
1,800	Stichting Administratiekantoor Unigel Creditors(c)(k)				—
	Total Common Stocks (Cost $511,107)				44,823
ESCROW NOTES - 0.0%(j)
4,600,000	Credito Real SAB de CV SOFOM ER(k)				11,960
	Total Escrow Notes (Cost $3,572,290)				11,960
PREFERRED STOCKS - 1.4%
430,000	AGNC Investment Corp. Series F (3 mo. Term SOFR + 4.96%)(f)				10,552,200
	Total Preferred Stocks (Cost $9,302,263)				10,552,200
REAL ESTATE INVESTMENT TRUSTS - 0.9%
650,000	AGNC Investment Corp.(k)				6,968,000
	Total Real Estate Investment Trusts (Cost $8,298,947)				6,968,000
AFFILIATED MUTUAL FUNDS - 2.6%
2,049,378	DoubleLine Emerging Markets Local Currency Bond Fund - Class I				19,694,525
	Total Affiliated Mutual Funds (Cost $18,900,000)				19,694,525
SHORT TERM INVESTMENTS - 0.6%
1,399,059	First American Government Obligations Fund - U	3.69	%(l)		1,399,059
1,399,058	JPMorgan US Government Money Market Fund - IM	3.72	%(l)		1,399,058
1,399,059	MSILF Government Portfolio - Institutional	3.70	%(l)		1,399,059
	Total Short Term Investments (Cost $4,197,176)				4,197,176
	Total Investments - 118.5%(m) (Cost $969,200,981)				897,420,227
	Other Liabilities in Excess of Assets - (18.5)%				(140,385,059)
	NET ASSETS - 100.0%				$757,035,168

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Non-Agency Residential Collateralized Mortgage Obligations	21.1%
Non-Agency Commercial Mortgage Backed Obligations	20.8%
Bank Loans	20.1%
US Corporate Bonds	18.9%
Foreign Corporate Bonds	12.7%
Collateralized Loan Obligations	8.6%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	6.2%
US Government and Agency Mortgage Backed Obligations	2.9%
Affiliated Mutual Funds	2.6%
Asset Backed Obligations	1.7%
Preferred Stocks	1.4%
Real Estate Investment Trusts	0.9%
Short Term Investments	0.6%
Common Stocks	0.0	%(j)
Escrow Notes	0.0	%(j)
Other Assets and Liabilities	(18.5)%
Net Assets	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
Non-Agency Residential Collateralized Mortgage Obligations	21.1%
Non-Agency Commercial Mortgage Backed Obligations	20.8%
Collateralized Loan Obligations	8.6%
Media	6.4%
Energy	4.5%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	4.2%
Electronics/Electric	3.9%
Healthcare	3.8%
Retailers (other than Food/Drug)	3.2%
Transportation	3.0%
US Government and Agency Mortgage Backed Obligations	2.9%
Technology	2.7%
Affiliated Mutual Funds	2.6%
Real Estate	2.3%
Hotels/Motels/Inns and Casinos	2.3%
Chemicals/Plastics	2.1%
Finance	2.0%
Mining	1.9%
Commercial Services	1.7%
Asset Backed Obligations	1.7%
Industrial Equipment	1.6%
Consumer Products	1.5%
Leisure	1.4%
Containers and Glass Products	1.3%
Telecommunications	1.2%
Utilities	1.2%
Automotive	1.1%
Construction	1.0%
Pharmaceuticals	0.9%
Building and Development (including Steel/Metals)	0.8%
Insurance	0.8%
Pulp & Paper	0.7%
Diversified Manufacturing	0.7%
Food Service	0.6%
Chemical Products	0.6%
Short Term Investments	0.6%
Business Equipment and Services	0.3%
Food Products	0.3%
Aerospace & Defense	0.1%
Mortgage Securities	0.1%
Escrow Notes	0.0	%(j)
Communication Services	0.0	%(j)
Other Assets and Liabilities	(18.5)%
Net Assets	100.0%

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of December 31, 2025, the value of these securities total $573,931,368 or 75.8% of the Fund’s net assets.
(b)	Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid.
(c)	Value determined using significant unobservable inputs.
(d)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.
(e)	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.
(f)	Perpetual maturity. The date disclosed is the next call date of the security.
(g)	Interest only security
(h)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(i)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.
(j)	Represents less than 0.05% of net assets.
(k)	Non-income producing security.
(l)	Seven-day yield as of period end.
(m)	Under the Fund’s Credit Agreement, the lender, through their agent, have been granted a security interest in all of the Fund’s investments in consideration of the Fund’s borrowings under the line of credit with the lender.

PIK	A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
SOFR	Secured Overnight Financing Rate

Futures Contracts
Description	Long/ Short	Contract Quantity	Expiration Date	Notional Amount(1)	Unrealized Appreciation (Depreciation)/ Value
U.S. Treasury 2 Year Notes	Long	200	3/31/2026	$41,753,539	$4,273

(1)	Notional Amount is determined based on the number of contracts multiplied by the contract size and the quoted daily settlement price in US dollars.

A summary of the Doubline Yield Opportunities Fund’s investments in affiliated mutual funds for the period ended December 31, 2025 is as follows:

Fund	Value at September 30, 2025	Gross Purchases	Gross Sales	Net Realized Gain (Loss) for the Period Ended December 31, 2025	Change in Unrealized for the Period Ended December 31, 2025	Value at December 31, 2025	Shares Held at December 31, 2025	Dividend Income Earned for the Period Ended December 31, 2025
DoubleLine Emerging Markets Local Currency Bond Fund (Class I)	$19,346,131	$—	$—	$—	$348,394	$19,694,525	2,049,378	$283,754

Notes to Schedule of Investments

December 31, 2025 (Unaudited)

1. Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, Financial Services – Investment Companies, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Valuations for domestic and foreign fixed income securities are normally determined on the basis of evaluations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of valuations obtained from counterparties, published index closing levels or evaluated prices supplied by independent pricing services, some or all of which may be based on market data from trading on exchanges that closed significantly before the time as of which the Fund calculates its NAV. Forward foreign currency contracts are generally valued based on rates provided by independent data providers. Exchange traded futures and options on futures are generally valued at the settlement price determined by the relevant exchange on which they principally trade, and exchange traded options are generally valued at the last trade price on the exchange on which they principally trade. The Fund does not normally take into account trading, clearances or settlements that take place after the close of the principal exchange or market on which such securities are traded. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

The Fund’s holdings in whole loans, securitizations and certain other types of alternative lending-related instruments may be valued based on prices provided by a third-party pricing service.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by an independent pricing service. Where an active secondary market does not exist to a reliable degree in the judgment of DoubleLine Capital LP (the “Adviser” or “DoubleLine Capital”), such loans will be valued at fair value based on certain factors.

In respect of certain commercial real estate-related, residential real estate-related and certain other investments for which a limited market may exist, the Valuation Designee (as defined below) may value such investments based on appraisals conducted by an independent valuation advisor or a similar pricing agent. However, an independent valuation firm may not be retained to undertake an evaluation of an asset unless the NAV, market price and other aspects of an investment exceed certain significance thresholds.

The Board of Trustees has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of December 31, 2025:

Category
Investments in Securities
Level 1
Affiliated Mutual Funds	$19,694,525
Preferred Stocks	10,552,200
Real Estate Investment Trusts	6,968,000
Short Term Investments	4,197,176
Total Level 1	41,411,901
Level 2
Non-Agency Residential Collateralized Mortgage Obligations	$159,562,434
Non-Agency Commercial Mortgage Backed Obligations	157,454,728
Bank Loans	152,422,927
US Corporate Bonds	143,376,579
Foreign Corporate Bonds	96,053,190
Collateralized Loan Obligations	63,087,554
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	47,023,029
US Government and Agency Mortgage Backed Obligations	21,960,378
Asset Backed Obligations	11,754,914
Escrow Notes	11,960
Total Level 2	852,707,693
Level 3
Collateralized Loan Obligations	$2,449,474
Asset Backed Obligations	806,082
Common Stocks	44,823
Bank Loans	254
Total Level 3	3,300,633
Total	$897,420,227
Other Financial Instruments
Level 1
Futures Contract	$4,273
Total Level 1	4,273
Level 2	—
Level 3	—
Total	$4,273

See the Schedule of Investments for further disaggregation of investment categories.